EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Basic earnings (loss) per share:
Net income/(loss) available to stockholders	202,768	164,343	(224,425)
Diluted earnings (loss) per share:
Net income/(loss) available to stockholders	202,768	164,343	(224,425)
Interest and other expenses/(gains) attributable to convertible notes	7,501	16,166	—
Net income/(loss) assuming dilution	210,269	180,509	(224,425)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2022	2021	2020
Basic earnings per share:
Weighted average number of common shares outstanding*	126,789	122,141	108,972
Diluted earnings per share:
Weighted average number of common shares outstanding*	126,789	122,141	108,972
Effect of dilutive share options	112	—	—
Effect of dilutive convertible notes	10,476	17,242	—
Weighted average number of common shares outstanding assuming dilution	137,377	139,383	108,972

	Year ended December 31,
	2022	2021	2020
Basic earnings/(loss) per share:	$1.60	$1.35	$(2.06)
Diluted earnings/(loss) per share:	$1.53	$1.30	$(2.06)
*The weighted average number of common shares outstanding excludes 8,000,000 shares initially issued and loaned as part of a share lending arrangement originally relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016. After the maturity of these bonds, the Company entered into a general share lending agreement with another counterparty and the 8,000,000 shares were transferred into its custody. The weighted average number of common shares outstanding also excludes 3,765,842 shares issued as of December 31, 2022 from up to 7,000,000 shares issuable under a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. These 3,765,842 shares, which were issued and loaned, are owned by the Company and are to be returned on or before maturity of the bonds in 2023, pursuant to the terms of the applicable share lending arrangement, although the Company may enter into additional lending arrangements in respect of these shares upon the maturity of the existing lending arrangement. (See also Note 24: Share Capital, Additional Paid-In Capital and Contributed Surplus).